SHARE-BASED COMPENSATION - Summary of RSUs Activity (Detail) - RSUs [Member]	12 Months Ended
Dec. 31, 2025 shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unvested balance at January 1, 2025	4,652,285
Granted	970,400
Vested	(1,738,471)
Forfeited	(463,637)
Unvested balance at December 31, 2025	3,420,577